ORGANIZATION AND BASIS OF PRESENTATION (Details Textual) - USD ($)		1 Months Ended						2 Months Ended	3 Months Ended			9 Months Ended		12 Months Ended
	Oct. 09, 2015	May 31, 2016	Nov. 30, 2015	Sep. 30, 2014	Mar. 28, 2014	Apr. 30, 2012	Oct. 31, 2010	May 31, 2016	Sep. 30, 2016	Sep. 30, 2015	Jun. 30, 2014	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2012	Apr. 30, 2016	Nov. 08, 2015	Oct. 23, 2015	May 01, 2015
Summary Of Significant Accounting Policies [Line Items]
Assets, Total									$ 4,781,130			$ 4,781,130		$ 5,346,370	$ 7,072,537
Liabilities, Total									4,374,246			4,374,246		2,814,744	1,208,582
Net Income (Loss) Attributable to Parent, Total									(707,064)	$ (578,543)		(8,729,580)	$ (6,460,302)	(7,209,145)	(9,750,813)
Research and Development Expense, Total									85,192	92,857		255,805	293,877	375,817	610,329
Allowance for Doubtful Accounts Receivable														$ 0	19,675
Common Stock Issuance Price Per Share								$ 0.25						$ 0.10
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.10	$ 0.25	$ 0.10	$ 0.50				$ 0.25						$ 0.10			$ 0.001		$ 0.10
Convertible Notes Payable									$ 0			$ 0		$ 1,899,699	0
Share Price									$ 0.149			$ 0.149		$ 0.0306						$ 10.00
Fair Value Assumptions, Weighted Average Volatility Rate												170.52%		102.00%
Fair Value Assumptions, Risk Free Interest Rate												1.14%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period	5 years							5 years						5 years
Fair Value Adjustment of Warrants								$ 218,786				$ 3,648,243		$ 439,361
Fair Value, Net Derivative Asset (Liability) Measured on Recurring Basis, Change in Unrealized Gain (Loss)												2,990,096		187,932
Class Of Warrant Or Right Exercisable Number	25,000,000
Stock Issued During Period Value Warrants Exercised	1,312,000	1,312,000		20,000	1,300,000						50,000
Debt Instrument, Face Amount	$ 2,500,000																	$ 2,500,000
Derivative Liability, Current									$ 3,648,243			3,648,243		439,361	0
Unrealized Gain (Loss) on Derivatives									$ 351,055	$ 0		$ (2,990,096)	$ 0	$ 187,932	$ 0
Blackscholes Option Pricing Model [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price									$ 0.175			$ 0.175
Fair Value Assumptions, Weighted Average Volatility Rate			102.00%									178.00%
Fair Value Assumptions, Risk Free Interest Rate												1.24%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period			5 years									5 years
Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Fair Value Assumptions, Weighted Average Volatility Rate	0.25%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period														5 years
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term	5 years
Minimum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life														5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights									0.038			$ 0.038
Share Price		$ 0.169						$ 0.169						$ 0.031
Fair Value Assumptions, Weighted Average Volatility Rate								169.00%
Fair Value Assumptions, Risk Free Interest Rate								1.22%						1.14%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												4 years 7 days		4 years 9 months 7 days
Minimum [Member] | Blackscholes Option Pricing Model [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price			$ 0.031
Fair Value Assumptions, Risk Free Interest Rate			1.14%
Minimum [Member] | Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												1 year 6 months		1 year 6 months
Maximum [Member]
Summary Of Significant Accounting Policies [Line Items]
Property, Plant and Equipment, Useful Life														7 years
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.179			$ 0.179
Share Price		$ 0.195						$ 0.195						$ 0.058
Fair Value Assumptions, Weighted Average Volatility Rate								178.00%
Fair Value Assumptions, Risk Free Interest Rate								1.35%						1.75%
Share-based Compensation Arrangement by Share-based Payment Award, Expiration Period												4 years 6 months 22 days		4 years 10 months 6 days
Maximum [Member] | Blackscholes Option Pricing Model [Member]
Summary Of Significant Accounting Policies [Line Items]
Share Price			$ 0.058
Fair Value Assumptions, Risk Free Interest Rate			1.75%
Maximum [Member] | Warrant [Member]
Summary Of Significant Accounting Policies [Line Items]
Share-based Compensation Arrangement by Share-based Payment Award, Fair Value Assumptions, Expected Term												2 years 6 months		5 years
Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage									55.00%			43.00%		67.50%	87.00%
Number Of Major Customers														2	2
Customer One [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												21.00%
Customer One [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												24.00%
Customer Two [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												16.00%
Customer Two [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												17.00%
Customer Three [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												15.00%
Customer Three [Member] | Accounts Receivable [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												15.00%
Customer Four [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage												11.00%
Major Customer Number One [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage														56.30%	77.00%
Major Customer Number Two [Member] | Customer Concentration Risk [Member] | Sales Revenue, Net [Member]
Summary Of Significant Accounting Policies [Line Items]
Concentration Risk, Percentage														11.20%	10.00%
Empire Technologies LLC [Member]
Summary Of Significant Accounting Policies [Line Items]
Variable Interest Entity Ownership Percentage Sold						50.00%
Variable Interest Entity, Qualitative or Quantitative Information, Ownership Percentage							50.00%
Payments to Acquire Businesses and Interest in Affiliates, Total						$ 10
Noncontrolling Interest, Ownership Percentage by Parent														100.00%
Assets, Total														$ 0	$ 0
Liabilities, Total														0	$ 0
Couponicate [Member]
Summary Of Significant Accounting Policies [Line Items]
Assets, Total														0
Liabilities, Total														0
Sale of Stock, Percentage of Ownership after Transaction																19.50%
Net Income (Loss) Attributable to Parent, Total														$ 0